Trade and Other Payables - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade payables	$ 45,923	$ 59,718
Accrued expenses and other liabilities	32,417	26,366
Accrued interest	6,171	6,239
Warranty provision	4,107	5,801
Deferred revenue	1,309	1,517
Total trade and other payables	$ 89,927	$ 99,641